COLT SECURITIZATION DEPOSITOR, LLC abs-15g

Exhibit 99.23

Exception Detail
Run Date - 02/10/2026 10:19:51 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	4350119610	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Maximum cash-out proceeds $XXXX.		Client waived with compensating factors: DTI 4.149 where a max DTI of 50% allowed. 57.692% LTV where a maximum LTV of 75% allowed. $XXXX Reserves required where $$XXXX reserves available.				XXXX	B	2	XXXX	XXXX	1	13	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350119610	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Business ownership 2 or more years required. Current business owned 1 yr 10 months.		Client waived with compensating factors: DTI 4.149 where a max DTI of 50% allowed. 57.692% LTV where a maximum LTV of 75% allowed. $XXXX Reserves required where $$XXXX reserves available.				XXXX	B	2	XXXX	XXXX	1	13	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350119610	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Payment Shock above 3.0x is permitted with senior management approval, not to exceed 5.0x. Primary owner free and clear.		Client waived with compensating factors: DTI 4.149 where a max DTI of 50% allowed. 57.692% LTV where a maximum LTV of 75% allowed. $XXXX Reserves required where $$XXXX reserves available.				XXXX	B	2	XXXX	XXXX	1	13	C	B	C	B	A	A	A	A		Non-QM	1